Amounts recognized in profit and loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Current service cost	R$ 18,498	R$ 17,164	R$ 10,931
Interest cost	21,598	23,579	14,796
Actuarial losses	(24,203)	15,461	28,936
	15,893	56,204	54,663
Health insurance member
Disclosure of defined benefit plans [line items]
Current service cost	4,817	4,678	2,698
Interest cost	15,692	17,097	8,663
	20,509	21,775	11,361
Benefit plans member
Disclosure of defined benefit plans [line items]
Current service cost	13,681	12,486	8,233
Interest cost	5,906	6,482	6,133
Actuarial losses	(24,203)	15,461	28,936
	R$ (4,616)	R$ 34,429	R$ 43,302